UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

MASTER PORTFOLIO TRUST

PRIME CASH RESERVES PORTFOLIO

FORM N-Q

NOVEMBER 30, 2013

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 98.5%
Certificates of Deposit - 28.0%
Bank of Montreal	0.080%	12/5/13	$100,000,000	$100,000,000
Bank of Montreal	0.180%	1/3/14	215,000,000	214,999,999
Bank of Montreal	0.180%	1/7/14	45,000,000	45,000,000
Bank of Montreal	0.160%	2/4/14	50,000,000	50,000,000
Bank of Nova Scotia	0.190%	1/6/14	25,000,000	25,000,000
Bank of Nova Scotia	0.230%	1/23/14	100,000,000	100,000,000
Bank of Nova Scotia	0.220%	3/17/14	50,000,000	50,000,000
Bank of Nova Scotia	0.210%	3/31/14	22,000,000	21,999,637
Bank of Nova Scotia	0.220%	5/19/14	100,000,000	99,997,669
Bank of Nova Scotia	0.270%	7/21/14	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.540%	12/12/13	17,000,000	17,001,223
Bank of Tokyo-Mitsubishi UFJ NY	0.260%	1/10/14	200,000,000	200,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.260%	1/10/14	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.260%	1/13/14	50,000,000	50,000,000
BNP Paribas NY Branch	0.320%	5/13/14	50,000,000	50,000,000
BNP Paribas NY Branch	0.320%	5/27/14	100,000,000	100,000,000
Canadian Imperial Bank of Commerce	0.264%	7/15/14	50,000,000	50,000,000	(a)
Credit Agricole Corp.	0.190%	2/3/14	150,000,000	150,000,000
Credit Agricole Corp.	0.230%	3/3/14	30,000,000	30,000,000
Credit Agricole Corp.	0.270%	3/12/14	50,000,000	50,000,000
Credit Suisse NY	0.280%	4/3/14	46,300,000	46,299,985
DnB NOR Bank ASA	0.255%	1/31/14	55,000,000	54,999,542
JPMorgan Chase Bank N.A.	0.287%	7/29/14	175,000,000	175,000,000	(a)
JPMorgan Chase Bank N.A.	0.370%	7/30/14	70,000,000	70,000,000
Mizuho Bank Ltd.	0.210%	12/2/13	100,000,000	100,000,000
Mizuho Bank Ltd.	0.160%	12/6/13	100,000,000	100,000,000
National Australia Bank of NY	1.494%	1/17/14	105,000,000	105,184,226	(a)
Natixis NY	0.260%	3/5/14	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd.	0.260%	1/3/14	50,000,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.	0.185%	1/22/14	50,000,000	49,999,646
Oversea-Chinese Banking Corp. Ltd.	0.250%	4/22/14	75,000,000	75,000,000
Rabobank Nederland NY	0.405%	1/8/14	73,000,000	73,014,578
Royal Bank of Canada	0.320%	1/27/14	50,000,000	50,000,000	(a)
Royal Bank of Canada	0.310%	2/19/14	97,000,000	97,000,000	(a)
Royal Bank of Canada	0.290%	6/17/14	72,000,000	72,000,000	(a)
Royal Bank of Canada	0.198%	8/18/14	75,000,000	75,000,000	(a)
Societe Generale	0.300%	3/10/14	50,000,000	50,000,000
Standard Chartered Bank NY	0.280%	2/19/14	50,000,000	50,000,000
Standard Chartered Bank NY	0.290%	2/27/14	75,000,000	75,000,000
Sumitomo Mitsui Banking Corp.	0.260%	1/2/14	125,000,000	125,000,000
Sumitomo Mitsui Banking Corp.	0.260%	1/8/14	75,000,000	75,000,000
Sumitomo Mitsui Banking Corp.	0.260%	2/18/14	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp.	0.260%	2/24/14	49,750,000	49,750,000
Sumitomo Mitsui Banking Corp.	0.250%	4/1/14	65,000,000	65,000,000
Sumitomo Mitsui Banking Corp.	0.250%	5/27/14	60,000,000	60,000,000
Svenska Handelsbanken AB	0.245%	1/10/14	35,000,000	35,000,190
Svenska Handelsbanken AB	0.250%	1/17/14	20,000,000	20,000,000
Svenska Handelsbanken AB	0.230%	1/30/14	82,000,000	82,000,000
Svenska Handelsbanken AB	0.225%	4/21/14	76,600,000	76,600,000
Svenska Handelsbanken AB	0.220%	4/25/14	57,000,000	57,000,000
Svenska Handelsbanken AB	0.170%	3/19/14	50,000,000	50,000,000
Swedbank AB	0.085%	12/4/13	95,000,000	95,000,000
Swedbank AB	0.300%	12/18/13	77,000,000	77,000,000
Swedbank AB	0.300%	1/2/14	55,000,000	55,000,000
Swedbank AB	0.250%	2/18/14	100,000,000	100,000,000

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - continued
Toronto Dominion Bank NY	0.140%	1/15/14	$75,000,000	$75,000,000
Toronto Dominion Bank NY	0.220%	1/17/14	75,000,000	75,000,000
Toronto Dominion Bank NY	0.210%	2/10/14	15,000,000	15,001,747
Toronto Dominion Bank NY	0.220%	4/23/14	200,000,000	200,000,000
Wells Fargo Bank N.A.	0.210%	3/6/14	75,000,000	75,000,000
Wells Fargo Bank N.A.	0.210%	3/10/14	50,000,000	50,000,000
Wells Fargo Bank N.A.	0.200%	5/23/14	50,000,000	50,000,000

Total Certificates of Deposit				4,659,848,442

Certificates of Deposit (Euro) - 0.6%
Standard Chartered Bank	0.310%	1/24/14	105,000,000	105,000,000

Commercial Paper - 47.6%
ANZ National International Ltd.	0.339%	12/6/13	125,000,000	125,000,000	(a)(b)
ANZ National International Ltd.	0.245%	1/10/14	75,000,000	74,980,094	(b)(c)
ANZ National International Ltd.	0.230%	3/6/14	50,000,000	49,969,972	(b)(c)
ANZ National International Ltd.	0.215%	4/2/14	47,000,000	46,966,036	(b)(c)
ANZ National International Ltd.	0.230%	4/21/14	50,000,000	49,955,278	(b)(c)
ANZ National International Ltd.	0.230%	4/29/14	25,000,000	24,976,361	(b)(c)
ASB Finance Ltd.	0.278%	2/19/14	25,000,000	25,000,000	(a)(b)
ASB Finance Ltd.	0.281%	7/22/14	65,000,000	65,000,000	(a)(b)
Automatic Data Processing Inc.	0.070%	12/5/13	260,000,000	259,998,483	(b)(c)
Automatic Data Processing Inc.	0.070%	12/5/13	85,000,000	84,999,504	(b)(c)
Bank Nederlandse Gemeenten NV	0.190%	1/2/14	300,000,000	299,950,917	(b)(c)
Bank Nederlandse Gemeenten NV	0.210%	4/28/14	50,000,000	49,957,125	(b)(c)
Bank of New York Mellon Corp.	0.050%	12/2/13	597,000,000	597,000,000	(b)(c)
Barclays U.S. Funding LLC	0.120%	12/2/13	650,000,000	650,000,000	(c)
Coca-Cola Co.	0.205%	5/8/14	50,000,000	49,955,299	(b)(c)
Commonwealth Bank of Australia	0.308%	12/2/13	50,000,000	50,000,000	(a)(b)
Commonwealth Bank of Australia	0.160%	2/21/14	75,000,000	74,973,000	(b)(c)
Commonwealth Bank of Australia	0.220%	5/6/14	100,000,000	99,905,278	(b)(c)
Commonwealth Bank of Australia	0.263%	6/13/14	75,000,000	74,991,752	(a)(b)
Credit Agricole North America Inc.	0.120%	12/2/13	75,000,000	75,000,000	(c)
Credit Suisse NY	0.321%	6/26/14	50,000,000	49,908,444	(c)
DBS Bank Ltd.	0.250%	1/10/14	125,000,000	124,966,146	(b)(c)
DBS Bank Ltd.	0.240%	1/23/14	45,000,000	44,984,400	(b)(c)
Deutsche Bank Financial LLC	0.310%	12/27/13	75,000,000	74,983,854	(c)
Deutsche Bank Financial LLC	0.311%	4/30/14	47,000,000	46,939,696	(c)
Deutsche Bank Financial LLC	0.300%	5/30/14	147,000,000	146,780,725	(c)
DnB NOR Bank ASA	0.250%	2/3/14	50,000,000	49,978,125	(b)(c)
DnB NOR Bank ASA	0.250%	2/6/14	50,000,000	49,977,083	(b)(c)
DnB NOR Bank ASA	0.230%	3/24/14	47,000,000	46,966,369	(b)(c)
DnB NOR Bank ASA	0.235%	5/12/14	32,900,000	32,865,423	(b)(c)
Export Development Corp.	0.150%	1/7/14	200,000,000	199,970,000	(c)
Fortis Funding LLC	0.060%	12/2/13	250,000,000	250,000,000	(c)
General Electric Capital Corp.	0.060%	12/3/13	45,000,000	44,999,925	(c)
HSBC Bank PLC	0.331%	1/22/14	48,000,000	48,000,000	(a)(b)
HSBC USA Inc.	0.240%	2/24/14	50,000,000	49,972,000	(c)
ING U.S. Funding LLC	0.341%	2/4/14	86,175,000	86,122,912	(c)
ING U.S. Funding LLC	0.325%	3/18/14	50,000,000	49,952,153	(c)
ING U.S. Funding LLC	0.326%	4/11/14	100,000,000	99,882,639	(c)
JPMorgan Securities LLC	0.300%	5/23/14	50,000,000	49,928,333	(b)(c)
Mizuho Bank Ltd.	0.225%	1/14/14	20,000,000	19,994,625	(b)(c)
Mizuho Bank Ltd.	0.265%	4/23/14	100,000,000	99,895,472	(b)(c)
Natexis Banques Populaires U.S.	0.285%	12/3/13	100,000,000	99,999,208	(c)
Natexis Banques Populaires U.S.	0.280%	3/3/14	50,000,000	49,964,611	(c)
Natexis U.S. Finance Co.	0.085%	12/2/13	151,000,000	151,000,000	(c)
National Australia Funding	0.080%	12/2/13	212,000,000	212,000,000	(b)(c)

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - continued
National Australia Funding	0.230%	12/4/13	$147,000,000	$146,998,122	(b)(c)
National Australia Funding	0.245%	1/6/14	150,000,000	149,964,271	(b)(c)
Nordea Bank AB	0.245%	2/20/14	97,000,000	96,947,189	(b)(c)
NRW Bank	0.090%	12/2/13	400,000,000	400,000,000	(b)(c)
NRW Bank	0.090%	12/4/13	163,000,000	162,999,185	(b)(c)
NRW Bank	0.090%	12/6/13	237,000,000	236,997,630	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	0.220%	1/3/14	80,500,000	80,484,258	(c)
Oversea-Chinese Banking Corp. Ltd.	0.245%	2/20/14	93,000,000	92,949,367	(c)
Oversea-Chinese Banking Corp. Ltd.	0.240%	3/5/14	11,000,000	10,993,180	(c)
Skandinaviska Enskilda Banken AB	0.295%	1/24/14	60,000,000	59,973,942	(b)(c)
Skandinaviska Enskilda Banken AB	0.290%	2/18/14	27,000,000	26,983,035	(b)(c)
Skandinaviska Enskilda Banken AG	0.275%	3/24/14	77,700,000	77,633,523	(b)(c)
Skandinaviska Enskilda Banken AG	0.275%	3/25/14	38,000,000	37,967,198	(b)(c)
Skandinaviska Enskilda Banken AG	0.280%	5/8/14	69,115,000	69,030,603	(b)(c)
Societe Generale N.A.	0.110%	12/3/13	69,750,000	69,749,787	(c)
Societe Generale N.A.	0.280 - 0.340%	1/31/14	59,288,000	59,259,332	(c)
Societe Generale N.A. Inc.	0.090%	12/2/13	200,000,000	200,000,000	(c)
Swedbank AB	0.240%	5/14/14	45,000,000	44,951,100	(c)
Total Capital SA	0.050%	12/2/13	200,000,000	200,000,000	(b)(c)
Toyota Motor Credit Corp.	0.220%	5/13/14	237,000,000	236,765,370	(c)
United Overseas Bank Ltd.	0.240%	12/10/13	74,500,000	74,496,027	(b)(c)
United Overseas Bank Ltd.	0.250%	1/9/14	50,000,000	49,986,806	(b)(c)
United Overseas Bank Ltd.	0.230%	3/25/14	50,000,000	49,963,903	(b)(c)
United Overseas Bank Ltd.	0.250%	4/22/14	100,000,000	99,902,083	(b)(c)
UOB Funding LLC	0.080%	12/5/13	25,000,000	24,999,833	(c)
Westpac Banking Corp.	0.310%	12/5/13	150,000,000	150,000,000	(a)(b)

Total Commercial Paper				7,918,606,986

Corporate Bonds & Notes - 1.9%
DBS Bank Ltd.	0.263%	4/9/14	100,000,000	99,973,147	(a)(b)
Nordea Bank AB	1.144%	1/14/14	68,300,000	68,373,441	(a)(b)
Standard Chartered PLC	1.189%	5/12/14	43,700,000	43,858,089	(a)(b)
Wells Fargo Bank N.A.	0.350%	11/21/14	100,000,000	100,000,000	(a)

Total Corporate Bonds & Notes				312,204,677

Time Deposits - 19.5%
Australia New Zealand Banking Group Ltd.	0.060%	12/2/13	95,000,000	95,000,000
Bank of Tokyo Mitsubishi	0.060%	12/2/13	210,544,000	210,544,000
CIBC Grand Cayman	0.060%	12/2/13	600,000,000	600,000,000
Credit Agricole	0.120%	12/2/13	102,355,000	102,355,000
DnB NOR Bank ASA	0.050%	12/2/13	372,000,000	372,000,000
Fortis Bank Grand Cayman	0.060%	12/2/13	100,000,000	100,000,000
Natixis Grand Cayman	0.080%	12/2/13	100,000,000	100,000,000
Nordea Finland Grand Cayman	0.050%	12/2/13	478,000,000	478,000,000
Skandinaviska Enskilda Cayman	0.060%	12/2/13	272,000,000	272,000,000
Societe Generale Grand Cayman	0.080%	12/2/13	100,000,000	100,000,000
Standard Chartered Bank NY	0.040%	12/2/13	281,226,000	281,226,000
Svenska Handelsbanken Grand Cayman	0.050%	12/2/13	282,000,000	282,000,000
Swedbank Grand Cayman	0.060%	12/2/13	250,000,000	250,000,000

Total Time Deposits				3,243,125,000

U.S. Government Agencies - 0.6%
Federal Home Loan Bank (FHLB)	0.100%	4/10/14	100,000,000	99,967,203

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Repurchase Agreements - 0.3%
Interest in $500,000,000 joint tri-party repurchase agreement dated 11/29/13 with Deutsche Bank Securities Inc.; Proceeds at maturity - $47,323,355; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.250% due 12/9/13 to 5/4/37; Market value - $48,269,533)	0.090%	12/2/13	$47,323,000	$47,323,000

TOTAL INVESTMENTS - 98.5% (Cost - $16,386,075,308#)				16,386,075,308
Other Assets in Excess of Liabilities - 1.5%				244,496,575

TOTAL NET ASSETS - 100.0%				$16,630,571,883

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2013, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$16,386,075,308	—	$16,386,075,308

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to

Notes to Schedule of Investments (unaudited) (continued)

ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2013, the Portfolio did not invest in derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 24, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 24, 2014